OTHER NON-CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Financial liabilities
Long-term payables for mining rights		¥ 1,108,075			¥ 1,014,169
Other financial liabilities		45,412			22,748
Financial liabilities included in other non-current liabilities		1,153,487			1,036,917
Obligations in relation to early retirement schemes		427,783			217,864
Deferred government grants		245,916			182,221
Deferred gain relating to sales and leaseback agreements		125,707			58,844
Contract liabilities		125,758			182,859
Provision for rehabilitation		131,248			316,812
Others		10,721			152,041
Other non current liabilities excluding financial liabilities		1,067,133			1,110,641
Other non current liabilities		2,220,620		$ 329,128	¥ 2,147,558
Percentage of forecasted increase in living expenses, social insurance and housing fund				3.00%	3.00%
Retirement benefits under the Group's early retirement schemes
As at January 1,	¥ 843,253	1,295,453
Provision made during the year (note 29)	53,339	210,428	¥ 447,660
Interest costs	11,582	18,260
Payment during the year	(410,840)	(680,888)
As at December 31,	¥ 497,334	843,253	¥ 1,295,453
Non-current		427,783			¥ 217,864
Current (note 22)		¥ 415,470			¥ 279,470